United States
                                         Securities and Exchange Commission
                                                  Washington, D.C. 20549


Form 13F

Report for the Quarter Ended            June 30, 2000

Check here if Amendment ( ) Amendment Number:
This Amendment (Check only one): ( ) is a restatement
                                                      ( ) adds new holdings

Institutional Investment Manager Filing This Report:
Name:                             Wilkinson O'Grady & Co., Inc.
Address;                          520 Madison Avenue
                                        New York, New York 10022

13-F File Number                      0000945425

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the the person
Signing this report is authorized to submit it, that all information
Contained herein is true, correct, and complete, and that it is understood
That all required items, statements, schedules, lists and tables, are considered Integral parts of this form.

Person Signing This Report On Behalf of Reporting Manager:
Name:                              Beverly T. O'Grady
Title:                                President
Phone                              (212)-644-5252

Signature, Place, and Date of Signing    8/15/00
Beverly T. O'Grady                                New York, New York

Report Type (check only one)
(x) 13F Holdings Report
(  )  13F Notice
(  )  13F Combination Report

List of Other Managers Reporting For This Manager
                                 NONE

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Number of Other Managers: 					0

Form 13F Information Table Entry Total                               144

Form 13F Information Table Value Total           		$ 2,026,544,626



                                       FORM 13F INFORMATION TABLE
                  Title of                           Number     Investment OtheVoting Authority (Shs)
Name of Issuer    Class      Cusip #       $ Value   of Shares  Discretion MgrsSole       Shared None
Intel Corp.       Common       458140100     218,986,    3,276,0    Sole         3,276,092
Applied Matls Inc Common     038222105       170,742,    1,884,0    Sole         1,884,058
Rambus Inc.       Common       750917106     110,721,    1,074,9    Sole         1,074,966
Microsoft Corp    Common       594918104     100,631,    1,257,8    Sole         1,257,895
Linear Tech       Common       535678106      93,522,    1,462,7    Sole         1,462,723
Worldcom Inc      Common     98157D106        89,732,    1,956,0    Sole         1,956,032
Citigroup Inc     Common       172967101      88,049,    1,456,8    Sole         1,456,876
Nokia Corp        Common       654902204      84,480,    1,687,4    Sole         1,687,493
Cisco Systems     Common     17575R102        85,662,    1,347,6    Sole         1,347,695
Exodus Comm       Common       302088109      68,876,    1,495,2    Sole         1,495,292
America OnLine    Common     02364J104        69,384,    1,318,4    Sole         1,318,478
Ericsson LM Tel   Common       294821400      67,511,    3,375,5    Sole         3,375,595
American Intl GrouCommon     026874107        64,469,       813,    Sole            813,021
Nextlink Comm     Common     65333H707        58,375,    1,538,7    Sole         1,538,720
Tellabs Inc       Common       879664100      55,755,       814,    Sole            814,690
Elan PLC ADR      Common       281131208      55,699,    1,149,9    Sole         1,149,929
Interpublic Group Common       460690100      54,123,    1,258,6    Sole         1,258,687
Global Crossings LCommon     G3921A100        52,106,    1,980,2    Sole         1,980,288
Xilinx Inc        Common       983919101      49,389,       598,    Sole            598,210
Dollar Tree StoresCommon       256747106      43,790,    1,106,8    Sole         1,106,872
Dell Computer     Common       247025109      40,956,       830,    Sole            830,545
Softbank          Common     XR6770620        25,219,       185,    Sole            185,300
Vodafone          Common       928571107      28,125,       673,    Sole            673,660
Qualcomm Inc.     Common       747525103      26,157,       435,    Sole            435,960
Merck             Common       589331107      28,280,       369,    Sole            369,081
Yahoo Inc.        Common       984332106      19,442,       156,    Sole            156,955
General Electric  Common       369604103      15,846,       302,    Sole            302,560
Lucent Tech.      Common       549463107      15,208,       258,    Sole            258,860
AES Corp          Common     0'0130H105         8,975       196,    Sole            196,720
Johnson & Johnson Common       478160104        8,343        81,    Sole              81,902
Walt Disney       Common       254687106        7,708       198,    Sole            198,609
Micron Tech       Common       595112103        7,344        83,    Sole              83,400
Pfizer Inc.       Common       717081103        6,823       142,    Sole            142,158
Exxon Mobil Corp. Common     30231G102          5,411        68,    Sole              68,937
Li & Fung Ltd     Common     XR6181073          4,372       874,    Sole            874,000
American Home ProdCommon     026609107          4,210        71,    Sole              71,664
Quokka Sports     Common       749077103        3,882       483,    Sole            483,400
Oracle Systems    Common     68389X105          3,630        43,    Sole              43,185
AT&T/Liberty Med  Common     0'01957208         3,785       155,    Sole            155,322
E M C Corp        Common       268648102        3,434        44,    Sole              44,600
Abbott LaboratorieCommon     0'02824100         3,210        72,    Sole              72,052
Wells Fargo       Common       949746101        2,939        74,    Sole              74,900
Bank of America   Common     060505104          2,708        62,    Sole              62,450
Sun Microsystems  Common       866810104        2,637        29,    Sole              29,000
American Express  Common     025816109          2,048        39,    Sole              39,297
Royal Dutch Petr. Common       780257804        1,871        30,    Sole              30,400
Cox Comm          Common       224044107        1,823        40,    Sole              40,014
IBM               Common       459200101        1,748        15,    Sole              15,956
AFLAC Inc         Common     0'01055102         1,739        37,    Sole              37,875
Schlumberger Ltd  Common       806857108        1,701        22,    Sole              22,800
Home Depot Inc    Common       437076102        1,690        33,    Sole              33,850
Rock-Tenn Co CL A Common       772739207        1,556       181,    Sole            181,821
Hewlett Packard   Common       428236103        1,510        12,    Sole              12,100
Nokia OYJ         Common     XR5902941          1,418        27,    Sole              27,680
Fannie Mae        Common       313586109        1,401        26,    Sole              26,790
ASM Lithography   Common     N07059111          1,389        31,    Sole              31,500
Synovus Finl Corp Common     87161C105          1,377        78,    Sole              78,171
Amgen             Common     031162100          1,369        19,    Sole              19,500
Incyte Pharm.     Common     45337C102          1,117        13,    Sole              13,600
Time Warner       Common       887315109        1,094        14,    Sole              14,400
Bed Bath & Beyond Common     075896100          1,087        30,    Sole              30,000
Texaco            Common       881694103        1,047        19,    Sole              19,650
Roche Hldngs ADR  Common       771195104           99        10,    Sole              10,200
Wal-Mart Stores   Common       931142103           99        17,    Sole              17,400
Motorola Inc      Common       620076109           98        32,    Sole              32,940
GTE Corp          Common       362320103           97        15,    Sole              15,704
Pepsico           Common       713448108           97        21,    Sole              21,880
Coca-Cola         Common       191216100           95        16,    Sole              16,600
China Telecomm    Common       169428109           94        21,    Sole              21,200
Vodafone Group PLCCommon     XR0719210             85       211,    Sole            211,730
Carnival Corp Cl ACommon       143658102           83        42,    Sole              42,600
Bristol-Myers SquiCommon       110122108           81        14,    Sole              14,000
Nestle SA ADR     Common       640069406           81          8    Sole               8,100
SAP AG Common     Common     XR8486288             79          5    Sole               5,400
StMicroElectronicsCommon       861021102           77        12,    Sole              12,000
SONY Corp ADR     Common       835699307           75          8    Sole               8,000
Corning Inc       Common       219350105           72          2    Sole               2,700
Siebel Systems    Common       826170102           70          4    Sole               4,300
Texas Instruments Common       882508104           68        10,    Sole              10,000
Chubb Corp.       Common       171232101           68        11,    Sole              11,100
Affiliated ComputeCommon     0'08190100            66        20,    Sole              20,073
Viacom Inc CL B   Common       925524308           65          9    Sole               9,659
Sigma-Aldrich     Common       826552101           63        21,    Sole              21,600
Bank of NY        Common     064057102             61        13,    Sole              13,200
Telefonos de MexicCommon       879403780           61        10,    Sole              10,700
Nextel Comm       Common     65332V103             61        10,    Sole              10,000
Medtronic Inc     Common       585055106           60        12,    Sole              12,100
BP AMOCO ADS      Common     055622104             58        10,    Sole              10,410
MBIA, Inc.        Common     55262C100             57        11,    Sole              11,900
SBC Comm. 1       Common     78387G103             54        12,    Sole              12,600
Marsh & McLennan  Common       571748102           52          5    Sole               5,056
Vodafone Airtouch Common     XR5476190             48       117,    Sole            117,929
Berkshire HathawayCommon     084670108             48               Sole                      9
Omnicom Corp      Common       681919106           48          5    Sole               5,400
AT & T Corp       Common     0'01957109            46        14,    Sole              14,592
Telefonica de EspaCommon       879382208           44          6    Sole               6,995
SAP AG ADR        Common       803054204           44          9    Sole               9,600
Burr Brown Corp   Common       122574106           43          5    Sole               5,000
Procter & Gamble  Common       742718109           43          7    Sole               7,524
Deluxe Corp       Common       248019101           42        18,    Sole              18,242
Kellogg Corp      Common       487836108           42        14,    Sole              14,400
Emerson Electric  Common       291011104           41          6    Sole               6,800
Apple Computer    Common     037833100             38          7    Sole               7,400
Lexmark Intl GroupCommon       529771107           37          5    Sole               5,600
ADP               Common     053015103             37          7    Sole               7,000
Chase Manhattan   Common     16161A108             36          7    Sole               7,827
Agilent Tech.     Common     0'0846U101            34          4    Sole               4,613
Smithkline BeechamCommon       832378301           33          5    Sole               5,148
Tyco Intl         Common       902124106           32          6    Sole               6,800
Harley Davidson   Common       412822108           30          8    Sole               8,000
Pac. Century Finl Common       694058108           30        21,    Sole              21,000
MS Dean Witter    Common       617446448           51          6    Sole               6,166
Anadarko Pete.    Common     032511107             29          6    Sole               6,000
Rohm              Common     XR6747204             29          1    Sole               1,000
WPP Grp PLC ADR   Common       929309300           29          4    Sole               4,000
Sangstat Med Co   Common       801003104           29        10,    Sole              10,050
Lowes Co.         Common       548661107           28          7    Sole               7,000
Ito Yokado ADR    Common       465714301           28          4    Sole               4,600
Burlington Nthrn  Common     12189T104             27        12,    Sole              12,000
Union Pacific     Common       907818108           27          7    Sole               7,400
Bellsouth Corp    Common     079860102             27          6    Sole               6,400
Human Genome Sci  Common       444903108           82          6    Sole               6,210
HNC Software      Common     40425P107             26          4    Sole               4,300
Molex Inc         Common       608554101           26          5    Sole               5,468
Comcast Corp      Common       200300101           26          6    Sole               6,700
Reuters Group     Common     76132M102             25          2    Sole               2,601
Swiss Helvetia FunCommon       870875101           25        17,    Sole              17,110
Telefonica SA     Common     XR5732524             25        11,    Sole              11,683
Roche Wts Dec     Warrants   XR4965547             24          3    Sole               3,500
YPF Sociedad Anon Common       984245100           23          6    Sole               6,100
ALZA Corp. Cl A   Common     022615108             23          4    Sole               4,000
Biomet Inc        Common     090613100             23       9000    Sole             9000
Caterpillar TractoCommon       149123101           22       6774    Sole             6774
Infinity BroadcastCommon     45662S102             21       6000    Sole             6000
Cnet Networks Inc Common     12613R104             20       8400    Sole             8400
Nippon Teleg & TelCommon       654624105           20       3000    Sole             3000
Ryohin Keikau Co  Common     XR6758455             20       1600    Sole             1600
Altera Corp       Common     021441100             20       2000    Sole             2000
J.P. Morgan       Common       616880100           20       1845    Sole             1845
Fed Home Loan Mtg Common       313400301           20       5000    Sole             5000
Advanced Micro DevCommon     0'07903107            20       2600    Sole             2600
Berkshire HathawayCommon     084670207             20        114    Sole              114
Qwest Comm        Common       749121109           22       2250    Sole             2250
PE Corp Genomc    Common     69332S201             20       2500    Sole             2500
                                          2,026,544,626
